RELATED PARTIES BALANCES AND TRANSCATIONS - Compensation of Key Management Personnel (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares
Disclosure of transactions between related parties [line items]
Salaries and bonuses | $	$ 6,643	$ 6,914	$ 5,140
Key management personnel compensation | $	$ 6,643	$ 6,914	$ 5,140
Number of share options granted (in shares) | shares	0	4,000
Price of share options granted (in usd per share) | $ / shares	$ 0	$ 52.10
Grant One
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | shares			115,000
Price of share options granted (in usd per share) | $ / shares			$ 46.00
Grant Two
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | shares			6,000
Price of share options granted (in usd per share) | $ / shares			$ 50.92
RSUs | Grant One
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | shares	88,350	82,800	93,000
Price of share options granted (in usd per share) | $ / shares	$ 130.99	$ 87.44	$ 46.00
RSUs | Grant Two
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | shares	895	2,400	10,000
Price of share options granted (in usd per share) | $ / shares	$ 140.00	$ 52.10	$ 50.92
RSUs | Grant Three
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | shares	740	2,390	4,054
Price of share options granted (in usd per share) | $ / shares	$ 170.00	$ 69.77	$ 45.50
RSUs | Grant Four
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | shares	52,660
Price of share options granted (in usd per share) | $ / shares	$ 189.53